Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2021		2022
	Original currency	RMB	Original currency	RMB
U.S. dollars	508	3,339	145	913
Australian dollars	4	17	2	12
Renminbi	6,071,697	6,071,697	6,659,034	6,659,034
Hong Kong dollars	879	741	1,259	1,020
Singapore dollars	1	4	1	5
Total		6,075,798		6,660,984

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machinery	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years